Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
March 31, 2022
MBL-NPRT3-0522
1.9894014.102
Municipal Bonds - 98.2%
	Principal Amount (a)	Value ($)
Alabama - 1.3%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	71,834
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	27,288
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	83,965
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	108,877
5% 11/1/39	250,000	296,156
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	30,556
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	163,301
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,220
Black Belt Energy Gas District:
Bonds:
(Proj. No.7) Series 2021 C1, 4%, tender 12/1/26 (b)	300,000	312,576
Series 2017 A, 4%, tender 7/1/22 (b)	120,000	120,806
Series A, 4% 6/1/22	30,000	30,118
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	24,128
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	40,646
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,014
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	51,247
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	51,318
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	49,751
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	145,017
Series 2017 B1, 3.25% 9/1/31	5,000	5,182
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	48,942
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,103
TOTAL ALABAMA		1,687,045
Alaska - 0.2%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	102,734
Series 2015 B, 5% 8/1/27	50,000	54,700
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	84,732
TOTAL ALASKA		242,166
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	37,745
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	72,352
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	16,076
Glendale Muni. Property Corp. Rev. Series 2012 C, 4% 7/1/38	70,000	70,853
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	141,818
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	44,557
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	59,134
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	196,436
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	189,294
Series 2017 D, 5% 7/1/25	15,000	16,313
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	96,096
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	27,213
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	50,664
Series 2016 A, 5% 1/1/27	50,000	56,631
Series A:
5% 1/1/31	40,000	45,919
5% 1/1/36	40,000	44,824
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	57,877
5.25% 12/1/24	10,000	10,690
5.25% 12/1/26	15,000	16,659
Series 2007, 5.25% 12/1/23	20,000	20,922
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	49,846
Series 2020 A, 4% 8/1/44	100,000	106,339
TOTAL ARIZONA		1,428,258
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Health Care Rev. Series 2021 B1, 5% 9/1/39	55,000	62,833
Fort Smith Wtr. & Swr. Rev. Series 2018:
5% 10/1/30	165,000	191,327
5% 10/1/34	110,000	127,420
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	37,689
TOTAL ARKANSAS		419,269
California - 17.9%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	15,000	15,173
5% 10/1/36	20,000	21,877
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	46,280
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series C, 0% 9/1/36 (Escrowed to Maturity)	170,000	110,692
Series 1997 C:
0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	79,820
0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	105,000	76,598
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	50,564
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	49,886
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	131,518
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,000
Series 2017 S7:
4% 4/1/34	95,000	101,774
4% 4/1/38	75,000	79,876
4% 4/1/47	5,000	5,258
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	37,137
Series S7, 5% 4/1/24	195,000	206,943
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	84,631
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	125,000	132,357
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	42,647
Series BA, 5% 12/1/32	65,000	76,709
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	133,723
Series 2001 A:
0% 10/1/30	70,000	54,695
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	10,058
Series 2018 B, 5% 10/1/43	100,000	113,908
Series T1, 5% 3/15/39	30,000	38,038
Series U6, 5% 5/1/45	35,000	45,315
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	75,061
Series 2013:
5% 9/1/26	75,000	78,291
5% 9/1/27	55,000	57,405
5% 11/1/30	25,000	26,203
Series 2014:
5% 10/1/23	35,000	36,704
5% 11/1/23	50,000	52,550
5% 12/1/24	155,000	162,998
5% 10/1/28	30,000	32,195
5% 12/1/28	125,000	131,282
Series 2015:
5% 8/1/23	25,000	26,097
5% 8/1/26	75,000	81,284
5% 8/1/26	65,000	71,330
5% 9/1/26	20,000	21,993
5% 9/1/28	50,000	54,966
5% 8/1/29	20,000	21,934
5% 8/1/30	170,000	184,096
5% 8/1/45	40,000	43,438
5.25% 8/1/30	95,000	104,916
Series 2016:
3% 9/1/33	120,000	120,066
4% 9/1/28	110,000	118,257
4% 9/1/35	50,000	52,932
5% 9/1/24	45,000	48,268
5% 9/1/26	85,000	95,733
5% 8/1/27	45,000	50,547
5% 9/1/30	15,000	16,813
5% 9/1/32	50,000	55,865
5% 9/1/45	10,000	11,049
Series 2017:
3.5% 8/1/27	25,000	26,820
4% 8/1/37	25,000	26,705
5% 11/1/27	75,000	86,516
5% 11/1/31	100,000	114,448
5% 8/1/33	100,000	111,361
Series 2018, 5% 10/1/48	100,000	113,456
Series 2019:
3% 10/1/33	70,000	70,058
3% 10/1/34	50,000	49,511
4% 4/1/25	45,000	47,685
5% 4/1/25	105,000	114,302
5% 4/1/27	10,000	11,407
5% 4/1/30	100,000	117,819
5% 4/1/35	5,000	5,290
5% 4/1/36	75,000	79,336
5% 8/1/36	100,000	114,784
Series 2020:
2% 11/1/36	60,000	51,091
3% 3/1/28	50,000	52,527
3% 11/1/35	250,000	246,954
4% 3/1/28	40,000	44,234
4% 3/1/50	40,000	42,702
5% 3/1/32	50,000	59,232
5% 3/1/32	50,000	59,232
5% 3/1/35	100,000	117,979
Series 2021:
4% 12/1/24	100,000	105,373
4% 10/1/37	135,000	148,005
5% 9/1/27	175,000	201,240
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	81,137
Series 2013 A, 4% 3/1/43	35,000	35,603
Series 2015, 5% 11/15/26	50,000	55,149
Series 2016 A:
3% 10/1/41	50,000	48,516
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	114,699
Series 2016 B:
5% 11/15/46	15,000	16,635
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	11,254
Series 2017 A, 5% 11/1/27	20,000	23,025
Series 2017 A2, 5% 11/1/47	70,000	88,614
Series 2018 A:
4% 11/15/42	15,000	16,088
5% 11/15/26	35,000	39,418
5% 11/15/33	25,000	28,475
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	16,772
5% 10/1/29	25,000	27,851
Series 2018, 5% 10/1/26	25,000	28,209
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	66,478
5% 12/31/47 (c)	100,000	108,046
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	20,008
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	185,635
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	22,047
5% 11/1/33	105,000	115,250
5% 11/1/43	40,000	43,746
Series 2016 A:
3.125% 11/1/36	50,000	50,228
5% 11/1/45	125,000	137,764
Series 2017 A, 5% 11/1/25	100,000	110,307
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	109,463
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	42,221
5% 1/1/32	20,000	22,650
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	29,440
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	91,477
Series 2017 A, 5% 4/1/47	55,000	60,466
Series 2018 A, 3.5% 3/1/38	75,000	75,944
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	201,965
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	23,523
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	21,198
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	28,785
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	300,000	252,233
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	93,913
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	9,135
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	150,931
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	70,660
Series 2017 B, 5% 6/1/27	5,000	5,738
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	40,000	27,537
0% 8/1/38	65,000	37,567
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	60,256
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,665
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	101,550
0% 1/1/27 (Escrowed to Maturity)	40,000	36,024
0% 1/1/29 (Escrowed to Maturity)	20,000	17,059
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	40,000	38,297
5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	89,586
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	42,873
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	10,718
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	81,341
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	32,246
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	41,543
Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	106,173
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	21,812
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,906
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,906
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	65,000	70,993
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,869
Series 2016 B, 3% 8/1/45	20,000	18,546
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	78,636
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	29,931
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	86,093
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	106,264
Series 2016, 3% 8/1/32	35,000	35,452
Series B, 0% 8/1/35	150,000	94,875
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	100,000	107,051
Series 2017 J, 5% 8/1/28	30,000	34,476
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	32,115
Series C, 5% 8/1/22	25,000	25,331
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	36,522
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,705
Series K, 4% 8/1/35	20,000	21,197
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	51,243
Series 2020 A, 4% 6/1/36	250,000	272,529
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	216,873
Series 2018 C, 5% 5/15/37 (c)	75,000	83,466
Series 2018 D:
5% 5/15/22 (c)	80,000	80,345
5% 5/15/31 (c)	80,000	90,931
5% 5/15/34 (c)	120,000	135,524
Series 2020 C, 5% 5/15/25 (c)	375,000	405,459
Series A:
5% 5/15/36 (c)	50,000	56,369
5% 5/15/38	165,000	178,661
Series B, 5% 5/15/34 (c)	10,000	11,163
Series C, 5% 5/15/33 (c)	90,000	100,461
Series D, 5% 5/15/26 (c)	65,000	71,210
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,248
5% 7/1/24	140,000	143,608
Series 2014 C, 5% 7/1/29	40,000	42,626
Series 2014 D, 5% 7/1/44	45,000	47,822
Series 2015 A, 3.25% 7/1/31	100,000	102,332
Series 2016 A, 5% 7/1/40	125,000	137,247
Series 2017 A, 5% 7/1/28	5,000	5,644
Series A, 5% 7/1/31	15,000	17,135
Series B:
5% 7/1/29	50,000	52,635
5% 7/1/30	40,000	41,536
5% 7/1/30	55,000	64,279
Series C, 5% 7/1/37	25,000	29,185
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25 (Pre-Refunded to 7/1/25 @ 100)	20,000	20,174
Series 2014 A, 5% 7/1/44	25,000	26,590
Series 2016 B, 5% 7/1/29	50,000	55,221
Series A:
5% 7/1/33	25,000	28,548
5% 7/1/33	20,000	22,469
Series B, 5% 7/1/25	25,000	26,001
Series C, 5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100)	90,000	90,729
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	170,943
Los Angeles Solid Waste Resources Rev. Series 2018 A, 5% 2/1/30	115,000	133,371
Los Angeles Unified School District:
Series 2014 C:
5% 7/1/23	50,000	52,053
5% 7/1/24	40,000	42,681
Series 2016 A, 5% 7/1/40	30,000	32,499
Series 2018 B1:
5% 7/1/23	95,000	98,900
5.25% 7/1/42	50,000	57,420
Series 2019 A, 5% 7/1/28	130,000	151,229
Series 2020 C, 5% 7/1/30	60,000	72,023
Series 2020, 5% 7/1/25	10,000	10,925
Series 2021 A, 5% 7/1/25	75,000	81,936
Series A:
5% 7/1/24	5,000	5,335
5% 7/1/29	5,000	5,921
5% 7/1/30	50,000	58,939
Series B, 5% 7/1/25	90,000	98,323
Series C, 5% 7/1/28	55,000	58,536
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	70,473
4% 8/1/47	135,000	144,339
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	65,342
Montebello Unified School District Series A, 5% 8/1/41	50,000	55,419
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	63,286
Series 2009 B, 6.5% 11/1/39	25,000	33,886
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	147,797
Series 2017, 0% 8/1/39	95,000	50,291
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	14,532
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	58,744
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	85,055
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	134,965
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	25,532
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	49,088
Palomar Health Rev. Series 2016, 5% 11/1/39	190,000	208,039
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	164,015
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	33,704
Poway Unified School District Series 2011, 0% 8/1/46	190,000	72,700
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	199,969
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015, 4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	107,338
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Proj. Area No. 1 Desert Cmntys. and Interstate 215 Corridor Projs.) Series 2016 A, 3% 10/1/35	245,000	247,519
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	63,235
0% 12/1/34 (FGIC Insured)	100,000	64,956
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	82,235
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	1,868
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	180,000	100,713
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,625
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	54,815
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	196,387
5.25% 8/1/47	30,000	34,533
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	52,265
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	5,785
Series 2008 E, 0% 7/1/49	125,000	47,237
Series 2009 1, 0% 7/1/30	50,000	39,841
Series 2017 K2, 0% 7/1/31	145,000	109,430
Series A, 0% 7/1/31	15,000	11,532
Series C, 0% 7/1/43	10,000	4,802
Series F1, 5.25% 7/1/28	30,000	35,411
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	60,037
Series R1, 0% 7/1/30	35,000	27,889
Series R4, 5% 7/1/28	70,000	76,474
Series R5, 5% 7/1/26	50,000	56,037
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	4,804
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	10,811
Series A1, 5% 8/1/47	80,000	89,914
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	35,109
Series 2016 A, 5% 5/1/26	25,000	27,697
Series 2017 A, 5% 5/1/47 (c)	40,000	43,250
Series 2017 D:
5% 5/1/24 (c)	35,000	36,934
5% 5/1/25 (c)	105,000	112,945
Series 2019 A, 5% 5/1/49 (c)	25,000	27,456
Series 2019 D:
5% 5/1/26	135,000	149,561
5% 5/1/39	30,000	34,198
Series 2019 E, 5% 5/1/34 (c)	175,000	196,943
Series 2020 A:
4% 5/1/39 (c)	15,000	15,657
5% 5/1/38 (c)	115,000	129,943
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	31,763
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	142,897
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	16,321
Series 2020 A, 5% 11/1/50	85,000	99,149
Series D, 5% 11/1/28	40,000	46,006
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	56,765
0% 1/1/26 (Escrowed to Maturity)	30,000	27,720
0% 1/1/28 (Escrowed to Maturity)	35,000	30,584
0% 1/1/28 (Escrowed to Maturity)	200,000	175,264
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,703
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	102,663
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	67,868
San Jose Evergreen Cmnty. College District Series 2004 B, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	50,000	36,625
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	21,993
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39 (Pre-Refunded to 8/1/24 @ 100)	150,000	157,181
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	93,961
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	134,545
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	143,589
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	17,545
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	52,208
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	200,815
Series 2019 A, 3.125% 5/1/47	225,000	212,794
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	36,575
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	82,560
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	120,252
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	148,925
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	72,659
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	202,924
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	40,000	43,676
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	199,969
Series B, 3% 8/1/41	5,000	4,790
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	33,625
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	78,332
Transbay Joint Powers Auth. Series 2020 A, 5% 10/1/49	135,000	155,360
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	62,540
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	135,310
Series 2016, 5% 5/15/35	135,000	149,458
Series 2017 AV, 5% 5/15/47	65,000	73,044
Series 2017 M, 5% 5/15/32	75,000	84,783
Series 2018 AZ, 4% 5/15/24	150,000	156,681
Series 2018 O:
4% 5/15/48	65,000	68,812
5% 5/15/58	105,000	117,721
Series AF, 5% 5/15/24	55,000	57,036
Series AM, 5.25% 5/15/37	10,000	10,652
Series AO, 5% 5/15/23	15,000	15,560
Series AY, 5% 5/15/28	20,000	22,827
Series I:
5% 5/15/25	50,000	54,550
5% 5/15/28	40,000	43,526
Series M, 5% 5/15/36	80,000	90,188
Series O, 4% 5/15/29	25,000	27,524
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	88,869
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	87,997
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	215,000	219,629
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	12,929
0% 8/1/28	60,000	49,977
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	120,569
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	35,313
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	35,195
TOTAL CALIFORNIA		22,986,583
Colorado - 1.8%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	104,292
Series 2021 A, 4% 12/15/38	285,000	307,978
Colorado Health Facilities Auth.:
Series 2016 B, 5% 11/15/30	150,000	166,875
Series 2018 A, 4% 11/15/48	100,000	104,609
Series 2019 A, 5% 11/1/29	35,000	41,162
Series 2019 A1:
4% 8/1/39	85,000	89,149
4% 8/1/44	55,000	57,380
5% 8/1/26	60,000	66,425
Colorado Health Facilities Auth. Rev.:
Series 2013 A, 5% 1/1/44	150,000	156,693
Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	50,882
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	25,888
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	28,600
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	25,521
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	46,020
Series 2017 A, 5% 11/15/28 (c)	30,000	33,660
Series 2018 A:
5% 12/1/25 (c)	115,000	124,732
5% 12/1/36 (c)	60,000	72,505
Series 2018 B, 3.5% 12/1/35	15,000	15,484
Series 2019 C, 5% 11/15/31	30,000	34,800
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	52,153
Series 2017, 5% 12/1/26	50,000	55,218
Denver Dedicated Tax Rev. Series 2016 A, 4% 8/1/46	140,000	145,581
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,800
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,283
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,445
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	50,927
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	80,334
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,329
Series 2016 B1, 2.75% 6/1/30	85,000	86,470
Weld County School District #6, Greely Series 2020, 5% 12/1/44	250,000	289,931
TOTAL COLORADO		2,372,126
Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,970
Series 2015 B, 3.375% 6/15/29	25,000	25,699
Series 2016 A, 5% 3/15/26	30,000	33,218
Series 2017 A, 5% 4/15/27	25,000	28,309
Series 2018 D, 5% 4/15/27	105,000	118,896
Series 2019 A, 5% 4/15/27	25,000	28,309
Series 2020 C, 4% 6/1/31	30,000	33,176
Series 2021 B:
3% 6/1/40	100,000	94,004
4% 6/1/31	65,000	72,631
Series A, 5% 3/15/28	35,000	37,703
Series B, 5% 1/15/24	50,000	52,737
Series D:
4% 8/15/31	15,000	15,936
5% 4/15/26	25,000	27,732
Series E:
3.375% 10/15/36	30,000	30,001
5% 9/15/25	30,000	32,843
5% 10/15/25	30,000	32,906
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	222,059
Series 2019 A:
4% 7/1/34	30,000	31,242
5% 7/1/33	135,000	150,746
Series 2020 A, 5% 7/1/30	50,000	58,690
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	25,000	25,118
Series 2018 A, 3.5% 5/15/33	5,000	5,102
Series B1, 3.45% 11/15/41	5,000	5,021
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	94,039
Series 2015 B, 5% 8/1/26	110,000	119,970
Series 2016 A, 5% 9/1/31	5,000	5,516
Series 2018 A, 5% 1/1/27	35,000	39,405
Series 2021 A, 4% 5/1/37	35,000	37,470
Series A:
4% 9/1/35	45,000	47,639
5% 9/1/30	60,000	66,346
Series B:
5% 10/1/33	10,000	11,465
5% 10/1/36	25,000	28,477
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	28,509
TOTAL CONNECTICUT		1,656,884
Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,034
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	15,000	17,620
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	51,841
TOTAL DELAWARE		73,495
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	67,439
Series 2016 A, 5% 6/1/32	40,000	44,458
Series 2017 A, 5% 6/1/29	45,000	51,239
Series 2017 D:
5% 6/1/28	100,000	114,021
5% 6/1/42	35,000	39,360
Series 2019 A:
5% 10/15/31	80,000	94,163
5% 10/15/44	15,000	17,374
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	122,778
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	214,290
5% 10/1/33	205,000	242,773
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	27,841
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	35,595
Series 2014 C:
5% 10/1/27	20,000	21,474
5% 10/1/28	50,000	53,659
Series 2019 A, 5% 10/1/44	20,000	23,147
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	17,890
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/36	60,000	63,282
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	46,269
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,566
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	25,964
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	46,195
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,159
Series 2019 218, 4% 10/1/44	100,000	104,149
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (c)	45,000	45,725
Series 2014 A:
5% 10/1/28 (c)	40,000	42,505
5% 10/1/44 (c)	105,000	111,001
Series 2018 A, 5% 10/1/27 (c)	65,000	72,785
Series 2021 A, 4% 10/1/41 (c)	205,000	215,144
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	11,330
Series 2017 B, 5% 7/1/42	70,000	78,462
TOTAL DISTRICT OF COLUMBIA		2,067,037
Florida - 4.1%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	81,651
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 4% 10/1/42	65,000	65,533
Series 2015 A, 5% 10/1/33 (c)	35,000	37,635
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	78,155
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	50,975
4% 7/1/40	20,000	21,047
Series 2017, 3.375% 7/1/42	70,000	71,872
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	72,820
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	21,333
Series 2018 A, 4% 6/1/37	55,000	60,267
Series 2019 D, 4% 6/1/30	35,000	38,879
Series C:
4% 6/1/28	30,000	30,707
5% 6/1/25	90,000	98,530
Series D, 4% 6/1/32	25,000	26,798
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	60,920
Series 2021 B, 2% 7/1/43	155,000	120,484
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	112,154
Florida Gen. Oblig. Series 2019 A, 4% 7/1/38	140,000	153,048
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	43,979
Florida State Dept. Trans. Fing. Corp. Series 2020, 3% 7/1/34	195,000	197,548
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	116,750
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	34,318
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	48,197
3.25% 8/1/49	10,000	9,761
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	50,603
5% 10/1/28	25,000	25,977
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	87,340
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	142,369
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	78,154
Series 2013 C, 5.25% 10/1/30	150,000	157,376
Series 2014, 5% 10/1/28	65,000	69,625
Series 2019 A:
5% 10/1/24	85,000	91,091
5% 10/1/27	80,000	90,719
5% 10/1/29	25,000	29,329
5% 10/1/32	60,000	70,885
5% 10/1/34	100,000	117,843
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	16,154
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,026
Miami Beach Health Facilities Auth. Hosp. Rev.:
Series 2014 A, 5% 11/15/39	25,000	26,568
Series 2021 B, 3% 11/15/51	140,000	112,925
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	129,668
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (c)	45,000	45,821
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	40,749
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	224,121
Series 2016 A, 5% 10/1/41	20,000	21,990
Series 2020 A, 4% 10/1/39	130,000	136,638
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	185,000	86,046
0% 10/1/44	155,000	62,369
0% 10/1/46	10,000	3,663
0% 10/1/47	50,000	17,505
Series 2016:
0% 10/1/31	5,000	3,715
0% 10/1/32	15,000	10,693
Miami-Dade County Edl. Facilities Rev.:
Series 2007 B, 5.25% 4/1/30 (AMBAC Insured)	130,000	152,939
Series 2015 A, 4% 4/1/45	100,000	103,840
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	70,590
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	60,304
Series 2015 B, 5% 7/1/27	40,000	42,626
Series 2015 D, 3% 7/1/39	10,000	10,254
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	121,780
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	108,215
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	5,153
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	23,721
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	79,306
Series 2017 B, 3.125% 10/1/39	5,000	5,035
Series 2019 B, 3% 10/1/49	10,000	9,181
Series 2019, 5% 10/1/46	40,000	45,514
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	11,178
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	70,036
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	67,362
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	21,071
Series 2016 B, 4% 10/1/36	30,000	31,440
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,681
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	27,627
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	44,270
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	110,676
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	100,925
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	62,104
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	78,169
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	131,515
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/37	195,000	111,500
0% 9/1/53	5,000	1,388
TOTAL FLORIDA		5,326,723
Georgia - 1.5%
Albany-Dougherty County Hosp. Auth. Rev. Series 2012, 4% 12/1/42	60,000	60,650
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	128,443
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	105,424
Series 2015:
5% 11/1/28	25,000	27,285
5% 11/1/29	5,000	5,455
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	32,679
5% 11/1/40	40,000	43,403
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	27,233
Series 2018 C, 4% 11/1/37	15,000	16,050
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	20,564
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	22,406
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	20,572
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	23,076
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	57,965
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	58,003
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	20,433
Series 2016 F, 5% 1/1/26	25,000	27,782
Series 2017 A, 5% 2/1/27	40,000	45,583
Series 2017 C, 5% 7/1/27	45,000	51,727
Series 2018 A:
3% 7/1/33	25,000	25,640
4% 7/1/34	155,000	168,627
5% 7/1/27	5,000	5,747
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	50,742
Series 2017 C, 3.75% 6/1/48	110,000	111,625
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	67,835
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,091
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	102,386
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	103,151
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	74,857
Series 2019 A, 3.125% 7/1/46	25,000	23,741
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	18,294
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	100,000	108,652
5% 9/1/30	100,000	119,750
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	116,369
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	73,653
TOTAL GEORGIA		1,975,893
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	83,795
Series 2020 D, 4% 7/1/39	100,000	106,084
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	36,306
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	10,994
Series 2016 FG, 5% 10/1/30	30,000	33,536
Series FN 5% 10/1/22	10,000	10,188
Series FT:
5% 1/1/27	50,000	56,510
5% 1/1/32	65,000	74,324
Series FW, 3.5% 1/1/38	35,000	36,531
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	108,851
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	250,707
Series 2018 A, 3.375% 7/1/42	40,000	40,317
Series 2019 A, 4% 7/1/37	100,000	108,828
TOTAL HAWAII		956,971
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	28,167
5% 3/1/28	195,000	223,510
Series 2015 ID:
5.5% 12/1/27	60,000	66,001
5.5% 12/1/29	20,000	21,962
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	114,929
TOTAL IDAHO		454,569
Illinois - 4.9%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	111,465
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	29,666
0% 1/1/33	50,000	34,147
Series 2002 B, 5% 1/1/26	15,000	15,917
Series 2007 E, 5.5% 1/1/35	45,000	48,174
Series 2008 C:
0% 1/1/26	85,000	74,833
0% 1/1/30	85,000	63,468
Series 2014 A, 5.25% 1/1/30	30,000	31,313
Series 2015 A:
5% 1/1/26	15,000	15,917
5.5% 1/1/33	20,000	21,426
Series 2015 C, 5% 1/1/27	50,000	53,648
Series 2019 A, 5% 1/1/40	15,000	16,205
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	67,810
Series 2014 B, 5% 1/1/27	5,000	5,225
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/26 (c)	75,000	76,629
Series 2013 B, 5% 1/1/26	55,000	56,310
Series 2013 D:
5% 1/1/39	100,000	102,120
5% 1/1/44	15,000	15,308
5.25% 1/1/33	100,000	102,378
Series 2015 B, 5% 1/1/28	45,000	48,145
Series 2015 D, 5% 1/1/46	110,000	115,917
Series 2016 C, 5% 1/1/37	100,000	108,532
Series 2017 B, 5% 1/1/33	30,000	33,062
Series 2017 D, 5% 1/1/42 (c)	35,000	37,746
Series 2018 B:
5% 1/1/37	45,000	50,713
5% 1/1/38	20,000	22,510
5% 1/1/48	10,000	11,074
Series 2020 B, 5% 1/1/29	60,000	68,716
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	32,612
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	16,603
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	41,512
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	110,535
Illinois Fin. Auth.:
Series 2015, 4.125% 5/1/45	125,000	130,875
Series 2020 A, 3% 5/15/50	80,000	67,909
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	50,521
Series 2016:
3.25% 5/15/39	160,000	148,322
3.25% 11/15/45	15,000	14,041
4% 1/1/25	145,000	152,649
4% 7/1/30	60,000	63,893
4% 12/1/31	25,000	26,599
5% 7/1/24	360,000	383,717
Series 2017 A, 5% 7/15/23	165,000	171,896
Series 2018 A:
5% 10/1/41	25,000	28,331
5% 10/1/48	20,000	22,480
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/29	70,000	70,173
4% 1/1/30	35,000	35,085
Series 2013:
5% 7/1/22	5,000	5,043
5% 7/1/23	15,000	15,530
5.25% 7/1/31	85,000	88,851
Series 2014:
5% 4/1/27	55,000	58,189
5% 5/1/30	230,000	243,277
5% 2/1/39	200,000	209,481
Series 2016 June:
3.5% 6/1/30	60,000	60,998
3.5% 6/1/31	70,000	70,809
Series 2016:
4% 1/1/31	70,000	72,898
4.25% 1/1/36	135,000	138,587
5% 2/1/27	65,000	71,256
5% 11/1/36	100,000	107,911
Series 2017 A, 4.5% 12/1/41	35,000	36,292
Series 2017 B, 5% 12/1/24	65,000	69,308
Series 2017 C, 5% 11/1/29	10,000	11,009
Series 2017 D:
3.25% 11/1/26	40,000	40,767
5% 11/1/28	140,000	154,500
Series 2018 A, 5% 10/1/24	120,000	127,532
Series 2018 B, 5% 10/1/24	20,000	21,255
Series 2019 B:
4% 11/1/37	75,000	76,324
5% 9/1/25	30,000	32,392
Series 2020 D, 5% 10/1/25	50,000	54,056
Series November 2016, 4.125% 11/1/31	40,000	41,629
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	40,000	40,580
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/23	140,000	144,874
5% 6/15/24	20,000	20,678
5% 6/15/25	5,000	5,163
Series 2016 A, 3% 6/15/33	25,000	23,747
Series 2016 C, 4% 6/15/23	75,000	76,729
Series 2016 D, 3% 6/15/31	35,000	33,833
Series 2021 A, 4% 6/15/30	60,000	65,964
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	26,172
Series 2014 C, 5% 1/1/30	100,000	107,347
Series 2015 A, 5% 1/1/40	25,000	26,993
Series 2016 A, 5% 12/1/31	50,000	54,692
Series 2017 A, 5% 1/1/36	50,000	56,381
Series B:
5% 1/1/27	25,000	28,207
5% 1/1/30	50,000	59,252
Series C, 5% 1/1/30	95,000	112,654
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	70,824
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	20,033
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	93,099
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	46,984
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,108
Series 1998 A, 5.5% 12/15/23	25,000	26,128
Series 2002 A:
0% 12/15/26	95,000	81,545
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,628
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,250
Series 2002:
0% 12/15/23	30,000	28,605
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,873
Series 2012 B:
4.25% 6/15/42	20,000	20,124
5% 12/15/28	20,000	20,153
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	3,327
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	50,494
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	56,211
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	35,720
5% 3/1/31	60,000	64,351
TOTAL ILLINOIS		6,366,744
Indiana - 1.1%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	49,795
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	51,334
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	79,641
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	38,750
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	61,741
Series 2019 E:
5% 2/1/36	25,000	29,165
5% 2/1/40	65,000	75,593
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	44,203
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	110,810
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	107,568
5% 1/1/31	65,000	69,811
Series 2016 C:
5% 1/1/24	150,000	157,905
5% 1/1/39	230,000	253,727
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	115,905
5% 2/1/54	25,000	28,117
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	45,772
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,339
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	63,596
TOTAL INDIANA		1,387,772
Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	57,147
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	130,664
Series 2020 A, 5% 8/1/36	105,000	124,605
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	80,000	83,369
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	35,314
TOTAL IOWA		431,099
Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	30,133
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	52,892
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	45,705
TOTAL KANSAS		128,730
Kentucky - 0.3%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	58,076
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	87,529
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,207
5% 9/1/42	5,000	5,387
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	33,579
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	52,772
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	93,130
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	98,799
TOTAL KENTUCKY		434,479
Louisiana - 0.9%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	5,259
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	60,000	61,274
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	35,000	35,337
Series 2014 D1, 3% 12/1/29	40,000	40,537
Series 2017 A, 5% 4/1/25	25,000	27,154
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	52,784
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	30,000	30,288
Series 2017 A, 3.75% 7/1/47	30,000	30,284
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	51,788
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	53,180
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	34,037
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	103,966
5% 7/1/30	295,000	306,701
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B, 5% 1/1/40 (c)	140,000	147,834
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	27,576
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	34,838
Series 2021, 5% 9/1/33	100,000	117,969
TOTAL LOUISIANA		1,160,806
Maryland - 1.8%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	43,567
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	88,983
Series 2018, 3% 5/1/31	40,000	41,070
Series 2021 B, 4% 8/1/51 (c)	100,000	102,824
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	32,973
Series 2019 1, 5% 3/15/31	70,000	82,423
Series 2019 A, 5% 8/1/27	120,000	138,035
Series 2019, 5% 3/15/30	50,000	59,041
Series 2021 A, 5% 8/1/32	75,000	92,111
Series A:
5% 3/15/29	100,000	116,042
5% 3/15/30	30,000	34,711
Series C, 5% 8/1/24	5,000	5,360
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	68,411
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	106,095
Series 2017 A, 4% 5/15/47	55,000	57,642
Series 2017 MD, 4% 12/1/46	15,000	15,842
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/37	115,000	122,799
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	40,007
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	55,727
3% 7/1/47	145,000	133,545
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	91,566
Series 2015 B, 3% 12/1/29	70,000	70,912
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	205,000	220,049
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	350,000	345,162
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	10,629
5% 6/1/34	65,000	72,167
TOTAL MARYLAND		2,247,693
Massachusetts - 3.2%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	135,000	143,631
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	44,724
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	60,231
Series 2007, 5.25% 7/1/28	40,000	47,061
Series A, 5.25% 7/1/28	20,000	23,531
Series B, 5% 7/1/33	5,000	5,433
Series C, 5.5% 7/1/23	65,000	68,082
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	22,354
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	166,674
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	25,169
Series 2016 Q, 5% 7/1/24	125,000	133,178
Series 2017, 4% 4/1/41	30,000	32,190
Series 2018 L, 4% 7/1/44	165,000	176,469
Series 2020 A2, 5% 7/1/39	105,000	122,201
Series BB1, 4% 10/1/46	25,000	26,685
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	9,629
Series D, 4% 7/1/45	25,000	25,567
Series F, 5% 8/15/24	110,000	117,639
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	63,536
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,332
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	60,000	73,608
Series 2004 C, 5.5% 12/1/24	130,000	142,085
Series 2015 A, 5% 7/1/27	100,000	114,680
Series 2016 B:
4% 7/1/33	75,000	79,956
5% 7/1/27	5,000	5,734
Series 2016 G:
3% 9/1/46	10,000	9,273
4% 9/1/32	75,000	80,207
Series 2017 A, 5% 4/1/35	100,000	111,996
Series 2017 E, 5% 11/1/24	60,000	64,666
Series 2017 F, 5% 11/1/44	20,000	22,444
Series 2018 E, 5% 9/1/25	100,000	110,070
Series 2019 A, 5% 1/1/49	70,000	79,609
Series 2019 G, 5% 9/1/32	75,000	80,294
Series 2021 B, 3% 4/1/47	140,000	129,286
Series A:
5% 3/1/29	175,000	206,454
5% 7/1/29	70,000	78,101
5% 7/1/31	45,000	50,025
Series B:
2% 3/1/34	70,000	61,429
5% 7/1/26	40,000	44,899
5% 7/1/27	20,000	22,936
Series C:
5% 5/1/30	35,000	42,050
5% 5/1/31	135,000	139,562
Series D, 5% 7/1/26	40,000	44,899
Series E:
5% 11/1/23	60,000	63,041
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	110,000	111,747
5% 11/1/26	20,000	22,618
Series F, 5% 11/1/40	15,000	16,918
Series G, 5% 9/1/33	55,000	58,892
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	82,681
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	20,495
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	63,540
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	55,792
Series 2016 B, 5% 11/15/46	30,000	33,203
Series A, 5% 8/15/45	50,000	58,531
Series B, 4% 2/15/42	65,000	67,097
Series C, 5% 11/15/34	35,000	38,988
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,014
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	178,237
Series 2020 B, 5% 8/1/43	140,000	164,960
TOTAL MASSACHUSETTS		4,162,333
Michigan - 1.6%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	215,629
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,094
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	16,586
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	55,563
Series 2018 A, 5% 7/1/27	65,000	73,849
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	15,701
Series I:
5% 4/15/26	40,000	44,076
5% 10/15/28	25,000	28,038
5% 10/15/30	15,000	16,740
Series 2016 I, 5% 4/15/36	115,000	127,504
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	10,602
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	21,322
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	21,286
(Trinity Health Proj.) Series 2017, 5% 12/1/24	100,000	107,548
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	74,548
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	32,079
Series 2016:
3.25% 11/15/42	25,000	24,009
4% 11/15/46	50,000	51,631
5% 11/15/23	55,000	57,773
Series 2019 A:
4% 2/15/47	40,000	42,353
5% 2/15/34	55,000	64,096
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	40,014
Series 2010 F, 4% 11/15/47	30,000	31,060
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	101,405
Series 2020 A1, 2.7% 10/1/45	160,000	135,256
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	135,000	124,033
Series B, 3.1% 12/1/31	50,000	50,261
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	38,281
5% 6/30/28 (c)	15,000	16,662
5% 12/31/28 (c)	55,000	61,440
5% 6/30/31 (c)	70,000	77,379
5% 12/31/31 (c)	20,000	22,094
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	27,641
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	69,164
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	56,386
Series 2021 B, 5% 12/1/35 (c)	50,000	57,462
TOTAL MICHIGAN		2,019,565
Minnesota - 1.1%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	25,352
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	141,330
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	136,839
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	38,984
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	120,452
Series 2015 B, 2.95% 8/1/27	40,000	41,035
Series 2017 A, 5% 10/1/28	25,000	28,752
Series 2018 B, 3.25% 8/1/36	5,000	5,144
Series 2019 A, 5% 8/1/27	50,000	57,433
Series 2019 B, 5% 8/1/27	20,000	22,973
Series 2020 A, 5% 8/1/33	100,000	120,393
Minnesota Hsg. Fin. Agcy. Series 2019 F, 3.75% 1/1/50	60,000	61,566
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	470,000	501,400
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	117,549
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	16,987
TOTAL MINNESOTA		1,436,189
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	16,953
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	72,045
5% 8/1/27	50,000	56,329
Mississippi Gen. Oblig.:
Series 2015 F, 5% 11/1/30 (Pre-Refunded to 11/1/25 @ 100)	300,000	331,357
Series 2017 A, 5% 10/1/30	65,000	74,487
Mississippi Hosp. Equip. & Facilities Auth. Series 2016 A, 5% 9/1/46	100,000	110,272
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	156,537
5% 10/15/28	25,000	28,871
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/43 (Pre-Refunded to 1/1/28 @ 100)	130,000	149,812
TOTAL MISSISSIPPI		996,663
Missouri - 0.6%
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	72,073
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,128
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	36,450
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	58,342
Series 2014 F, 4% 11/15/45	175,000	182,111
Series 2016, 5% 11/15/28	10,000	11,088
Series 2017 C, 3.625% 11/15/47	25,000	24,691
Series 2019 A, 4% 2/15/49	140,000	144,455
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	29,446
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	47,324
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	41,998
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	51,977
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	53,036
TOTAL MISSOURI		783,119
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	72,756
Series 2019 A, 4% 1/1/36	110,000	117,838
TOTAL MONTANA		190,594
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	70,978
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	148,105
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	46,792
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	90,789
TOTAL NEBRASKA		356,664
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	45,725
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	56,242
Series 2019 A:
5% 12/1/24	45,000	48,469
5% 12/1/28	40,000	46,822
Series 2019:
3% 6/1/38	65,000	64,311
5% 6/1/25	25,000	27,257
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	11,324
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	148,937
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	19,589
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	77,216
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	47,098
Series 2018 C, 4% 7/1/48	50,000	52,348
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	50,373
TOTAL NEVADA		695,711
New Jersey - 5.0%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	81,642
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/27 (Assured Guaranty Muni. Corp. Insured)	180,000	154,412
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	41,519
5% 11/1/31	35,000	39,458
Series UU:
5% 6/15/40	10,000	10,551
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,329
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	16,492
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	105,370
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	31,572
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,638
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	20,000	20,418
5% 3/1/26	15,000	15,372
5% 3/1/30 (Pre-Refunded to 3/1/23 @ 100)	100,000	102,987
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	40,000	41,195
Series 2013, 5% 3/1/24	10,000	10,272
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,889
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	42,633
Series 2015 XX, 4% 6/15/24	10,000	10,355
Series 2016 AAA, 5% 6/15/41	55,000	59,797
Series 2018 EE, 5% 6/15/33	80,000	89,230
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	70,000	72,091
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,329
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,222
Series WW:
5% 6/15/37	30,000	32,246
5.25% 6/15/28	30,000	32,607
Series XX, 4.375% 6/15/27	60,000	63,386
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	72,733
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	47,755
5% 9/1/26	135,000	143,299
Series 2014:
5% 6/15/23	125,000	129,330
5% 6/15/24	5,000	5,284
5% 6/15/28	50,000	52,841
Series A, 4% 7/1/47	40,000	40,795
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,459
Series 2014, 4% 6/1/34	10,000	10,493
Series 2016, 5% 6/1/24	25,000	26,476
Series 2020 A, 3% 6/1/32	90,000	89,790
Series 2021, 2% 6/1/37	105,000	83,156
Series O, 5.25% 8/1/22	30,000	30,380
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,234
5% 10/1/26	135,000	149,223
5% 10/1/27	15,000	16,777
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	44,441
Series 2014 A, 4.25% 7/1/44	135,000	140,627
Series 2016, 3% 7/1/32	25,000	25,219
Series 2017 A, 4% 7/1/52	25,000	26,543
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	50,812
Series 2018 B, 5% 12/1/22 (c)	75,000	76,722
Series 2019 A, 5% 12/1/27	35,000	39,518
Series 2019 B, 3.25% 12/1/39 (c)	85,000	84,828
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	31,420
5% 6/1/29	130,000	145,587
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	27,307
Series 2005 A:
5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	33,550
5.25% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	50,000	58,586
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	46,180
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	15,146
Series 2014 A:
5% 1/1/27	50,000	53,192
5% 1/1/29	45,000	47,801
5% 1/1/30	225,000	238,905
Series 2015 E, 5% 1/1/45	45,000	47,836
Series 2016 A, 5% 1/1/33	50,000	54,692
Series 2017 A:
5% 1/1/32	60,000	66,950
5% 1/1/35	110,000	122,428
Series 2017 B, 4% 1/1/35	30,000	32,244
Series 2017 E, 5% 1/1/29	15,000	17,180
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	27,915
0% 12/15/25	60,000	54,094
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	35,521
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	28,122
Series 2008 A:
0% 12/15/23	45,000	43,101
0% 12/15/37	45,000	25,031
0% 12/15/38	35,000	18,626
Series 2010 A:
0% 12/15/25	40,000	35,984
0% 12/15/27	30,000	25,178
0% 12/15/29	20,000	15,573
0% 12/15/32	65,000	44,842
0% 12/15/33	15,000	9,926
Series 2010 D, 5% 12/15/24	135,000	144,209
Series 2013 AA:
5% 6/15/27	30,000	30,963
5% 6/15/29	205,000	211,377
5.5% 6/15/39	155,000	160,681
Series 2014 AA, 4.25% 6/15/44	420,000	431,697
Series 2015 AA:
4.625% 6/15/30	165,000	174,490
5% 6/15/46	70,000	74,705
5.25% 6/15/31	135,000	146,600
5.25% 6/15/32	70,000	75,992
Series 2016 A, 5% 6/15/30	25,000	27,650
Series 2016 A2, 5% 6/15/23	25,000	25,942
Series 2018 A, 5% 12/15/24	55,000	58,752
Series 2019 AA, 4.5% 6/15/49	65,000	68,035
Series 2019 BB, 4% 6/15/50	30,000	30,417
Series A:
0% 12/15/26	90,000	78,333
0% 12/15/31	30,000	21,560
4% 12/15/31	95,000	100,959
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	40,685
5% 6/15/30	50,000	55,301
Series A1, 4.1% 6/15/31	15,000	15,947
Series AA:
4% 6/15/36	20,000	20,776
4% 6/15/38	45,000	46,592
5% 6/15/23	45,000	46,559
5% 6/15/44	10,000	10,301
5.25% 6/15/27	20,000	21,738
Series BB, 5% 6/15/33	75,000	83,653
Series C, 5.25% 6/15/32	65,000	69,874
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	160,021
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	27,020
TOTAL NEW JERSEY		6,423,493
New Mexico - 0.2%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	42,010
New Mexico Mtg. Fin. Auth. Series 2019 F:
3.05% 7/1/44	115,000	109,465
3.5% 7/1/50	60,000	61,274
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	31,232
5% 7/1/25	65,000	71,118
TOTAL NEW MEXICO		315,099
New York - 16.2%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	22,701
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	66,985
5% 7/1/37	100,000	110,442
Series 2017 A:
5% 7/1/24	30,000	32,024
5% 10/1/29	15,000	17,209
5% 10/1/47	30,000	39,176
Series 2018 A:
5% 7/1/33	85,000	98,575
5% 10/1/48	120,000	156,743
Series 2018 B, 5% 10/1/38	45,000	51,890
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	152,929
4% 7/1/41	40,000	41,345
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	126,858
4% 2/15/44	35,000	36,659
5% 2/15/30	55,000	61,832
5% 2/15/39	40,000	44,539
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	45,000	55,213
Series 2007, 5.5% 10/1/37	25,000	31,939
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	74,192
Series 2012 B, 5% 9/1/25	35,000	35,507
Series 2016 B, 5% 9/1/46	40,000	44,090
Series 2017:
5% 9/1/23	65,000	68,028
5% 9/1/47	30,000	33,584
Series 2018, 5% 9/1/35	20,000	22,984
Series 2020 A, 5% 9/1/30	120,000	144,510
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	32,666
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	279,497
Series 2008 L6, 5% 4/1/31	50,000	58,286
Series 2016 A, 5% 8/1/26	150,000	164,253
Series 2016, 3% 8/1/34	25,000	25,159
Series 2017 B, 5% 12/1/41	165,000	181,913
Series 2017, 5% 8/1/27	25,000	28,432
Series 2018 1, 5% 8/1/28	10,000	11,411
Series 2018 B-1, 3.25% 10/1/42	55,000	55,602
Series 2019 E, 5% 8/1/25	30,000	32,830
Series 2020 A, 4% 8/1/44	20,000	21,078
Series 2020 A1, 5% 8/1/35	120,000	138,422
Series 2021 C, 5% 8/1/29	125,000	146,837
Series A, 5.25% 8/1/25	15,000	15,683
Series B1, 5% 10/1/32	70,000	82,017
Series D:
4% 12/1/41	50,000	53,539
4% 3/1/42	125,000	130,849
Series E, 5% 8/1/26	75,000	83,849
Series F, 5% 8/1/24	60,000	62,544
Series F1, 5% 3/1/27	385,000	396,571
Series G, 4% 8/1/28	200,000	206,802
Series J, 5% 8/1/24	50,000	53,467
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	15,276
Series 2016 I1A, 3.95% 11/1/36	70,000	71,509
Series B1 2013, 5.25% 7/1/32	50,000	52,029
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	66,875
Series 2019 E1, 3.25% 11/1/49	35,000	32,611
Series 2020 D1B, 2.4% 11/1/50	75,000	58,536
Series 2021 C1, 2.25% 11/1/41	110,000	88,644
Series 2021 G, 2.15% 11/1/36	125,000	107,091
Series 2021 K1, 2.45% 11/1/41	160,000	134,388
Series E1, 3.45% 5/1/59	10,000	8,858
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	78,221
0% 3/1/37	50,000	29,366
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,375
0% 3/1/44	45,000	19,312
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	10,259
0% 3/1/46 (Assured Guaranty Corp. Insured)	100,000	39,228
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 BB, 4% 6/15/47	175,000	177,281
Series 2013 DD:
4% 6/15/38	65,000	66,394
5% 6/15/38	35,000	36,297
Series 2015 HH, 5% 6/15/29	65,000	70,703
Series 2016 BB, 5% 6/15/46	40,000	43,047
Series 2017 DD, 5.25% 6/15/47	60,000	67,358
Series 2017 EE, 5% 6/15/36	60,000	67,705
Series 2018 AA, 5% 6/15/37	5,000	5,629
Series 2018 DD1, 5% 6/15/48	15,000	16,997
Series 2018 FF, 5% 6/15/40	135,000	152,713
Series 2019 DD, 5.25% 6/15/49	65,000	74,500
Series 2020 CC1:
4% 6/15/39	100,000	106,715
4% 6/15/49	35,000	36,787
Series BB, 5% 6/15/49	180,000	204,912
Series CC:
4% 6/15/42	90,000	95,367
5% 6/15/30	25,000	29,730
Series DD:
5% 6/15/25	75,000	79,153
5% 6/15/36	95,000	100,932
Series EE, 5% 6/15/32	10,000	10,984
Series FF, 4% 6/15/37	80,000	86,369
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	191,837
Series 2018 S 4A, 5% 7/15/34	5,000	5,750
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	74,852
Series 2018 S3, 3.625% 7/15/47	155,000	154,360
Series 2018 S4, 5% 7/15/31	30,000	34,736
Series S1:
5% 7/15/26	50,000	55,424
5% 7/15/27	15,000	16,192
5% 7/15/29	60,000	64,616
5% 7/15/35	35,000	39,328
New York City Transitional Fin. Auth. Rev.:
Series 2012 F1, 5% 5/1/34	185,000	185,570
Series 2014 B1, 5% 11/1/24	75,000	79,804
Series 2014 D1, 5% 2/1/38	170,000	178,997
Series 2014, 5% 11/1/25	30,000	31,884
Series 2015 A, 5% 8/1/29	100,000	106,556
Series 2015 E1, 5% 2/1/32	250,000	268,871
Series 2016 A, 5% 5/1/40	15,000	16,379
Series 2016 B1, 5% 11/1/35	105,000	114,531
Series 2017 F:
3% 5/1/34	50,000	49,658
4% 5/1/37	80,000	83,435
Series 2018 A, 5% 8/1/38	55,000	61,467
Series 2018 B, 5% 8/1/45	50,000	54,810
Series 2018 B1, 5% 8/1/29	150,000	171,159
Series 2019 C, 4% 11/1/37	30,000	31,583
Series 2019 C1, 4% 11/1/36	50,000	52,659
Series 2020 C1, 5% 5/1/41	100,000	115,955
Series 2021 C1, 4% 5/1/38	100,000	106,082
Series 2022 C1, 5% 2/1/37	100,000	116,613
Series A, 4% 11/1/35	80,000	85,132
Series A1, 5% 8/1/24	50,000	53,384
Series B:
4% 8/1/38	100,000	105,285
4% 8/1/39	20,000	21,020
Series B1, 5% 11/1/28	30,000	32,940
Series C:
3.25% 11/1/43	140,000	136,730
4% 2/1/27	70,000	75,589
5% 11/1/26	40,000	44,790
Series C1:
4% 5/1/40	10,000	10,491
4% 5/1/44	30,000	31,263
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	16,271
4% 4/1/28	75,000	81,253
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	58,814
0% 11/15/36	100,000	53,888
0% 11/15/38	75,000	36,491
0% 11/15/44	75,000	26,354
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2014 C, 5% 3/15/28	205,000	217,040
Series 2016 D, 5% 2/15/26	115,000	127,320
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	106,566
5% 7/1/30	20,000	23,546
Series 2014 A, 5.5% 1/1/39	20,000	21,066
Series 2014, 5% 7/1/22	85,000	85,798
Series 2015 A:
4.125% 5/1/42	50,000	52,115
5% 5/1/33	40,000	43,101
5% 7/1/40	235,000	253,276
Series 2018 A:
4% 8/1/38	60,000	60,924
5% 8/1/25	100,000	106,315
5% 8/1/26	140,000	150,982
Series 2019 A:
4% 7/1/37	150,000	141,733
5% 7/1/27	20,000	22,872
Series 2019 C, 4% 7/1/49	45,000	47,505
Series 2020 A2, 5% 7/1/31	25,000	30,050
Series 2020, 3% 2/1/50	55,000	49,999
Series 2021 A, 5% 7/1/26	100,000	110,913
Series 2021 B, 3% 7/1/45	100,000	89,166
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	89,384
Series 2017 A:
5% 3/15/43	75,000	83,340
5% 3/15/44	210,000	233,248
Series 2018, 5% 3/15/48	75,000	84,273
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,376
Series 2018 A, 5% 6/15/30	50,000	57,964
Series 2019 B, 5% 6/15/31	25,000	29,444
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	115,000	94,156
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	163,197
5% 11/15/25	195,000	198,881
Series 2016 A:
5% 11/15/26	90,000	101,887
5.25% 11/15/28	150,000	168,342
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C:
4% 11/15/33	65,000	65,720
4.25% 11/15/42	185,000	187,010
5% 11/15/41	85,000	86,624
Series 2012 F, 5% 11/15/25	5,000	5,097
Series 2012 H:
3% 11/15/28	60,000	60,248
5% 11/15/42	75,000	76,433
Series 2013 B, 5% 11/15/43	85,000	87,225
Series 2013 C, 5% 11/15/38	75,000	77,064
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	52,579
5.25% 11/15/39	105,000	109,531
Series 2014 C, 5% 11/15/22	145,000	148,015
Series 2015 C, 5% 11/15/34	80,000	85,776
Series 2015 F, 3.25% 11/15/31	35,000	34,953
Series 2016 B:
5% 11/15/29	135,000	147,893
5% 11/15/37	280,000	305,071
Series 2016 C1, 4% 11/15/46	120,000	122,177
Series 2016 C2A, 3% 11/15/38	25,000	22,854
Series 2016 D:
3% 11/15/32	50,000	48,633
5% 11/15/27	10,000	10,998
Series 2017 A, 4% 11/15/37	190,000	195,651
Series 2017 A1, 4% 11/15/48	30,000	30,452
Series 2017 A2, 5% 11/15/24	100,000	106,993
Series 2017 B, 5% 11/15/23	145,000	151,817
Series 2017 C1:
4% 11/15/34	55,000	56,876
5% 11/15/24	20,000	21,399
5% 11/15/25	45,000	48,944
5% 11/15/28	25,000	27,947
Series 2017 D:
4% 11/15/42	85,000	86,913
5% 11/15/27	100,000	112,079
Series 2018 B:
5% 11/15/25	35,000	38,068
5% 11/15/27	20,000	22,416
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	41,099
Series 2020 A, 5% 11/15/47	65,000	70,925
New York St Mtg. Agcy. Homeowner Series 191, 3.45% 10/1/30	115,000	116,379
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	124,313
Series 2017 B:
5% 2/15/39	15,000	16,702
5% 2/15/43	50,000	55,488
Series 2018 A, 5% 3/15/32	50,000	57,492
Series 2019 A:
5% 3/15/39	100,000	113,157
5% 3/15/40	90,000	101,591
Series 2019 D, 3% 2/15/49	120,000	109,903
Series 2020 A, 3% 3/15/49	105,000	96,154
Series 2022 A, 4% 3/15/39	220,000	236,832
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,294
Series 2019 A, 5% 2/15/49	30,000	34,635
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	40,323
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	51,440
Series 2019 R, 3.15% 11/1/54	25,000	21,609
Series L, 3.45% 11/1/42	25,000	24,738
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	225,000	206,038
Series 2020 225, 2.3% 10/1/40	105,000	90,199
Series 220, 2.85% 10/1/44	25,000	22,453
New York State Mtg. Agcy. Rev.:
Series 2015 51, 3.75% 10/1/40	205,000	205,000
Series 48, 3.45% 10/1/33	5,000	5,021
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	65,000	67,908
4% 3/15/49	85,000	88,435
Series 2020 C:
5% 3/15/33	225,000	262,973
5% 3/15/38	150,000	172,435
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	78,579
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	104,988
Series 2014 K:
5% 1/1/23	60,000	61,578
5% 1/1/26	80,000	86,232
Series 2016 A, 5% 1/1/51	30,000	32,412
Series 2019 B, 3% 1/1/46	50,000	45,143
Series 2020 N, 4% 1/1/47	200,000	208,239
Series K:
5% 1/1/28	10,000	10,768
5% 1/1/29	90,000	96,811
Series L, 5% 1/1/34	70,000	78,697
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	32,877
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	30,621
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	30,658
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/46 (c)	115,000	120,525
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	50,779
5% 12/1/25 (c)	105,000	111,917
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	41,212
Series 2016 A, 5% 3/15/26	20,000	22,153
Series 2019 A:
5% 3/15/42	15,000	16,735
5% 3/15/44	25,000	27,743
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	64,166
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	28,906
5% 12/1/40	160,000	184,621
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	5,000	5,142
Series 2021, 4% 3/1/23	335,000	341,939
Port Auth. of New York & New Jersey:
Series 2019 217, 5% 11/1/30	100,000	117,980
Series 2020 222, 5% 7/15/31	75,000	88,965
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,548
5% 5/1/27	15,000	15,901
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	48,947
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	82,140
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	43,695
Series 2013 A:
0% 11/15/30	105,000	79,996
0% 11/15/32	35,000	24,654
Series 2013 B, 4% 11/15/23	50,000	51,811
Series 2016 A:
5% 11/15/31	50,000	55,563
5% 11/15/41	25,000	27,594
Series 2017 A, 5% 11/15/26	50,000	56,452
Series 2017 B, 5% 11/15/36	90,000	101,092
Series 2018 C, 5% 11/15/37	25,000	28,967
Series 2019 A, 5% 11/15/49	45,000	50,774
Series 2021 A, 5% 11/1/25	140,000	154,073
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	81,827
Series 2017:
5% 12/15/38	25,000	28,399
5% 12/15/41	50,000	56,600
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	45,372
TOTAL NEW YORK		20,813,177
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (c)	75,000	77,518
Series 189, 5% 5/1/30	20,000	21,668
Series 194:
5% 10/15/25	25,000	27,565
5% 10/15/30	35,000	38,316
5% 10/15/32	55,000	60,112
5% 10/15/35	100,000	109,046
Series 198, 5% 11/15/46	15,000	16,518
Series 2013 179, 5% 12/1/25	180,000	189,440
Series 2014 185, 5% 9/1/25 (c)	120,000	127,574
Series 2014, 3% 7/15/28 (c)	50,000	50,246
Series 2015 189, 5% 5/1/45	140,000	149,777
Series 202, 5% 10/15/30 (c)	20,000	22,364
Series 2021 223, 5% 7/15/31 (c)	55,000	64,942
Series 207, 5% 9/15/26 (c)	185,000	204,715
Series 209, 5% 7/15/31	30,000	34,717
Series 214, 5% 9/1/33 (c)	105,000	119,556
TOTAL NEW YORK AND NEW JERSEY		1,314,074
North Carolina - 1.4%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	35,340
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	122,510
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	160,807
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	100,672
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	50,204
Series 2019, 4% 3/1/34	210,000	229,656
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	71,917
Series 2016 A, 5% 6/1/27	20,000	22,403
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	32,505
5% 3/1/28	50,000	54,134
Series 2019:
5% 3/1/31	45,000	52,108
5% 3/1/33	75,000	86,537
5% 3/1/34	40,000	46,102
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	32,736
Series 2020 B:
5% 5/1/24	100,000	106,406
5% 5/1/29	20,000	23,633
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4.125% 10/1/38 (Pre-Refunded to 10/1/22 @ 100)	85,000	86,166
Series 2016 A, 5% 6/1/28	65,000	75,298
Series 2020 A, 4% 10/1/45	55,000	57,035
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	92,429
Series 2018, 5% 1/1/31	85,000	96,365
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	79,403
Wake County Series 2019 A, 3% 3/1/36	50,000	50,326
TOTAL NORTH CAROLINA		1,764,692
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	42,462
Ohio - 2.4%
Akron Bath Copley Hosp. District Rev. Series 2013, 5% 11/15/38	65,000	67,128
American Muni. Pwr., Inc. Rev. Series 2015 A:
4% 2/15/43	210,000	215,036
5% 2/15/27	5,000	5,266
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	111,402
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	69,310
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	31,085
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	47,836
Series 2018 A, 5% 4/1/30	120,000	140,435
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/42	100,000	108,176
5% 2/15/52	55,000	59,046
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	130,000	136,320
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	34,321
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	71,868
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	30,715
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	195,936
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	68,743
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	22,509
Series 2015 C:
5% 11/1/28	35,000	38,159
5% 11/1/30	50,000	54,341
Series 2017 C, 5% 8/1/26	25,000	28,060
Series 2018 A, 5% 2/1/29	25,000	27,654
Series 2019 A:
5% 5/1/27	60,000	68,429
5% 6/15/27	200,000	228,629
Series R, 5% 5/1/24	15,000	15,967
Series S, 5% 5/1/29	50,000	55,661
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	45,358
Series 2021 B, 5% 1/1/28	100,000	115,065
Ohio Hosp. Rev.:
Series 2014, 4% 1/15/44	135,000	138,176
Series 2016 A, 5% 1/15/41	20,000	21,713
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	140,000	140,703
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	22,842
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	43,228
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	11,650
Series 2013 A2, 0% 2/15/37	20,000	12,061
Series A, 0% 2/15/41	60,000	30,575
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	62,827
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	34,206
Series 2019 B, 3% 6/1/46	90,000	85,778
Series 2020 A:
5% 6/1/33	90,000	107,598
5% 12/1/38	185,000	217,985
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,243
TOTAL OHIO		3,032,040
Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	152,680
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,673
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	145,789
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	16,346
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	36,540
Series 2017 D, 5% 1/1/26	65,000	71,985
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	91,887
TOTAL OKLAHOMA		525,900
Oregon - 1.1%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	11,222
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	43,454
0% 6/15/36	85,000	55,159
0% 6/15/39	155,000	89,405
Series B, 0% 6/15/34	35,000	24,458
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	36,005
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	17,171
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	103,357
5% 8/15/45	50,000	56,728
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	21,032
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	16,207
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	216,380
Series A, 4% 5/1/37	110,000	120,924
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	16,592
Series 2019 A, 5% 7/1/30	100,000	118,073
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	112,337
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	38,815
5% 5/15/29	100,000	117,235
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	117,114
Series 2018 A, 3.25% 10/1/34	50,000	51,582
TOTAL OREGON		1,383,250
Pennsylvania - 3.8%
Allegheny County Series C77, 5% 11/1/43	25,000	28,794
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	5,263
5% 4/1/27	100,000	112,701
Series 2019 A, 5% 7/15/33	110,000	126,980
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	197,517
Bristol School District Series 2013, 5% 6/1/40	20,000	20,685
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	62,951
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2012 A, 5% 6/1/42	70,000	70,400
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,613
5% 10/1/46	135,000	151,266
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	34,976
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,062
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	62,784
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	65,365
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/42	100,000	101,313
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	93,875
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	35,123
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	61,229
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	45,787
5% 11/15/28	90,000	102,561
Series 2020 A, 4% 4/15/50	25,000	26,078
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2012 A, 5% 11/1/32 (c)	180,000	183,112
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	25,665
5% 12/31/28 (c)	35,000	37,644
Series 2014 A, 5% 2/1/45	120,000	126,829
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	40,806
Series 2015 1:
5% 3/15/26	55,000	59,790
5% 3/15/29	60,000	64,831
Series 2015:
4% 8/15/34	175,000	183,757
5% 8/15/32	60,000	65,212
Series 2016 2, 3% 9/15/36	45,000	45,707
Series 2016:
5% 9/15/27	140,000	156,737
5% 9/15/29	100,000	111,103
Series 2020 1, 5% 5/1/28	100,000	115,919
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2016 C:
3% 8/15/41	35,000	34,262
5% 8/15/25	35,000	38,398
Series 2021 A, 4% 7/15/46	160,000	163,448
Pennsylvania Hsg. Fin. Agcy.:
Series 2018 126A, 3.7% 10/1/33	120,000	120,000
Series 2019 128B, 3.85% 4/1/38	25,000	25,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	5,076
Series 2017 125B, 3.65% 10/1/42	30,000	30,389
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	117,481
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	38,009
Series 2013 B2, 0% 12/1/37 (d)	100,000	95,513
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	26,519
Series 2014 A, 0% 12/1/39 (d)	5,000	5,249
Series 2014 C, 5% 12/1/39	30,000	32,119
Series 2014, 5% 12/1/33	55,000	58,797
Series 2015 A1, 4% 12/1/41	60,000	62,314
Series 2017 A, 5.5% 12/1/42	150,000	168,712
Series 2017 A1:
5% 12/1/24	125,000	134,839
5% 12/1/30	40,000	45,799
Series 2017 B, 5.25% 6/1/47	55,000	61,356
Series 2017 B1, 5% 6/1/30	150,000	167,376
Series 2017, 5% 12/1/40	50,000	55,979
Series 2019 A, 5% 12/1/35	35,000	40,583
Series 2019, 5% 12/1/32	30,000	34,713
Series 2020 B, 5% 12/1/50	125,000	142,884
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	116,423
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,409
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	21,799
Series 2017 A:
5% 8/1/22	30,000	30,379
5% 8/1/23	40,000	41,707
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,115
Series 2016 F, 5% 9/1/26	110,000	122,023
Series 2018 B, 4% 9/1/43	30,000	32,001
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,478
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	107,869
TOTAL PENNSYLVANIA		4,895,453
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,623
Puerto Rico - 0.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	15,732
Rhode Island - 0.2%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	220,791
Series C, 3% 1/15/36	30,000	30,195
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,296
5% 5/15/31	50,000	54,483
TOTAL RHODE ISLAND		310,765
South Carolina - 0.6%
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	37,554
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	130,847
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	167,750
Series 2013, 5.125% 12/1/43	25,000	26,270
Series 2014 A, 5.5% 12/1/54	25,000	26,687
Series 2014 C:
5% 12/1/29	40,000	42,806
5% 12/1/34	110,000	117,649
5% 12/1/36	45,000	48,095
Series 2016 A:
3.25% 12/1/35	15,000	15,156
5% 12/1/27	50,000	55,227
Series A, 3% 12/1/41	30,000	27,815
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	95,314
TOTAL SOUTH CAROLINA		791,170
Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	18,207
3.25% 8/1/44	30,000	27,282
4% 8/1/38	100,000	105,026
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	32,034
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	61,411
Series 2016 A, 4% 1/1/42	10,000	10,397
Series 2019, 4% 11/15/43	55,000	57,990
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	89,621
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	72,865
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	56,855
4% 7/1/54	35,000	35,995
5% 7/1/44	65,000	73,773
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	76,394
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	320,000	147,506
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	130,000	132,242
Series 2018, 4%, tender 11/1/25 (b)	30,000	30,998
Series 2006 A:
5.25% 9/1/24	125,000	133,527
5.25% 9/1/26	30,000	33,049
Series 2006 C:
5% 2/1/24	10,000	10,492
5% 2/1/27	15,000	16,469
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	55,903
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	5,052
Series 2018 1, 3.85% 7/1/38	65,000	67,426
Series 2018 3, 3.75% 7/1/38	30,000	30,448
Series 2019 4, 3.05% 7/1/44	140,000	139,257
Series 2020 1A, 2.4% 1/1/44	20,000	17,002
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	20,000	20,062
Series A, 5% 11/1/42	105,000	119,623
TOTAL TENNESSEE		1,676,906
Texas - 8.4%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	56,383
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	122,551
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	54,026
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/39 (c)	300,000	317,264
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	83,679
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	21,409
Series 2019, 4% 8/1/35	25,000	27,492
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	55,530
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	36,653
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	83,544
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	82,007
Series 2016, 3.375% 1/1/41	20,000	19,969
City of Denton:
Series 2016, 3.125% 2/15/46	120,000	120,835
Series 2017, 4% 2/15/47	50,000	52,393
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	20,893
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,346
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	87,031
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	52,997
Series 2020 A, 3% 2/15/35	120,000	122,807
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	40,000	41,844
Series 2020 A, 5% 11/1/30	55,000	64,945
Series 2020 B, 5% 11/1/33	35,000	40,662
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,615
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	177,611
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	69,565
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	113,233
Series 2021, 3% 8/15/40	150,000	151,920
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	72,708
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	117,109
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	10,708
Series 2019, 4% 8/15/39	35,000	38,302
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	43,626
0% 10/1/46 (d)	40,000	43,833
0% 10/1/48 (d)	30,000	32,880
Series 2018 A, 5% 10/1/37	40,000	45,362
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32 (Pre-Refunded to 11/15/22 @ 100)	200,000	203,315
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	78,333
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	109,434
Series 2016 A, 5% 8/15/33	15,000	16,724
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	42,769
Series 2019 A, 3% 8/15/44	120,000	118,478
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	42,853
Series 2014 C, 5% 11/15/30	170,000	181,788
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	2,983
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	7,077
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	61,971
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	58,059
0% 9/1/33 (AMBAC Insured)	80,000	54,542
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	25,381
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	35,991
Series 2017:
5% 2/15/23	20,000	20,597
5% 2/15/27	50,000	56,654
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	79,470
Series 2016 B, 5% 11/15/25	100,000	110,335
Series 2017 B, 5% 11/15/29	45,000	51,331
Series 2019 B, 4% 11/15/44	55,000	58,761
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	19,074
Katy Independent School District Series 2017, 4% 2/15/47	250,000	262,078
Lamar Consolidated Independent School District Series 2021, 3% 2/15/51	175,000	164,662
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	147,283
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,020
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	35,953
Series 2016 A:
0% 8/16/44	10,000	4,255
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,195
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	104,078
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	21,849
Midland County Fresh Wtr. Supply District:
(City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	2,921
Series 2012 A, 0% 9/15/34	235,000	145,288
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	64,377
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	28,094
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,329
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	41,552
Series 2014 B, 5% 1/1/31	125,000	130,578
Series 2015 A, 5% 1/1/27	100,000	107,624
Series 2017 A, 5% 1/1/28	200,000	219,973
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	100,000	106,250
Series 2018:
4.25% 1/1/49	55,000	58,676
5% 1/1/48	20,000	22,437
Series 2021 B, 5% 1/1/31	100,000	119,705
Pflugerville Independent School District Series 2014, 5% 2/15/28 (Pre-Refunded to 2/15/24 @ 100)	215,000	227,471
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (c)	380,000	444,039
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	93,173
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (c)	65,000	65,083
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	51,409
Series 2015:
5% 2/1/24	100,000	105,293
5% 2/1/27	40,000	44,246
5% 2/1/32	5,000	5,498
Series 2017, 5% 2/1/29	60,000	67,607
Series 2019:
4% 2/1/28	10,000	10,899
5% 2/1/35	125,000	146,688
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	211,393
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	58,107
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Refing. and Expansion Proj.) Series 2012, 4% 9/15/42	80,000	80,673
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	200,901
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	58,001
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	15,386
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	27,179
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	52,366
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	75,246
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	90,017
Series 2015 A:
5% 10/1/24	55,000	59,080
5% 10/1/26	100,000	110,015
Series 2016 A, 5% 4/1/30	50,000	55,418
Series 2017 B:
5% 10/1/29	100,000	114,673
5% 10/1/33	25,000	28,613
Series 2018 B, 5% 8/1/24	45,000	48,130
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	84,507
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	120,000	131,658
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,153
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	25,000	25,162
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	116,635
Series 2015 C:
5% 8/15/25	90,000	95,492
5% 8/15/29	115,000	121,371
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	66,993
Series 2018 A:
4% 10/15/32	50,000	54,683
4% 10/15/37	40,000	43,335
Series 2018, 5% 8/1/32	130,000	147,149
Series 2019 A:
3% 10/15/39	125,000	123,562
4% 10/15/49	90,000	95,873
Series 2020:
3% 10/15/34	130,000	132,400
5% 8/1/33	15,000	17,983
Series 2021, 5% 10/15/33	170,000	207,157
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	130,788
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	185,080
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	64,224
5% 8/15/26	55,000	61,785
Series 2017 B, 3.375% 8/15/44	40,000	41,180
Series 2019 A, 5% 8/15/31	85,000	100,916
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	221,373
Waller Independent School District Series 2020, 4% 2/15/50	100,000	108,470
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 3% 12/15/58	150,000	128,823
TOTAL TEXAS		10,819,185
Utah - 0.4%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	51,429
Series 2017 B1, 5% 8/1/26	200,000	224,566
Series 2021 A1, 4% 8/1/41	145,000	157,994
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	38,358
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	16,365
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	16,365
Series 2016, 4% 12/15/29	25,000	26,615
TOTAL UTAH		531,692
Virginia - 1.4%
Arlington County Series 2019, 4% 6/15/35	5,000	5,566
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev.:
Series 2016, 5% 7/1/51	65,000	69,818
Series 2019, 5% 11/1/23	55,000	57,455
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	81,813
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	15,696
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,040
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2012 A, 4% 5/15/42	105,000	105,355
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	29,163
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	189,319
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	90,000	92,145
Series 2021, 3% 1/1/51	125,000	102,331
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	81,767
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	87,885
(21st Century College and Equip. Progs.):
Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	95,000	100,397
Series 2015 A:
5% 2/1/25	180,000	194,667
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	70,464
Series 2017 E, 5% 2/1/24	5,000	5,288
Series 2019 C, 5% 2/1/30	15,000	17,540
Series 2017 A, 5% 2/1/24	40,000	42,302
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	133,066
Series 2016, 3% 5/15/40	5,000	5,043
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,436
Virginia Small Bus. Fing. Auth. Series 2014, 4% 10/1/38	35,000	36,239
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	208,599
TOTAL VIRGINIA		1,752,394
Washington - 2.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	50,681
5% 11/1/33	155,000	173,489
5% 11/1/36	30,000	33,509
5% 11/1/41	85,000	94,591
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	45,230
Series 2014 A, 4% 7/1/24	150,000	156,778
Series 2016 A, 5% 7/1/28	35,000	39,045
Series 2017 A, 5% 7/1/26	50,000	50,446
Series 2018 C, 5% 7/1/33	30,000	34,678
Series 2020 A, 5% 7/1/28	70,000	81,343
King County Gen. Oblig.:
Series 2015 A, 5% 7/1/32 (Pre-Refunded to 1/1/25 @ 100)	230,000	248,493
Series 2015 E, 5% 12/1/29	55,000	60,646
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	15,427
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	25,574
King County School District 210 Series 2018, 5% 12/1/30	80,000	92,056
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	79,284
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	84,088
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	172,809
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	123,877
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	10,307
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	65,000	65,532
Series 2014 A, 5% 8/1/26	40,000	41,653
Series 2014 B:
5% 8/1/29	5,000	5,201
5% 8/1/31	170,000	176,685
Series 2014 E, 5% 2/1/32	110,000	115,700
Series 2015 B, 5% 2/1/28	85,000	91,999
Series 2015 H:
5% 7/1/26	30,000	32,379
5% 7/1/29	40,000	43,105
Series 2016 A1, 5% 8/1/29	10,000	10,937
Series 2016 C:
5% 2/1/33	200,000	220,069
5% 2/1/35	20,000	21,976
Series 2016 R, 5% 7/1/24	125,000	133,519
Series 2017 R-A, 5% 8/1/23	100,000	104,388
Series 2018 C, 5% 8/1/28	55,000	62,967
Series 2018 D, 5% 8/1/28	30,000	34,345
Series 2019 C, 5% 2/1/30	100,000	117,348
Series 2020 A, 5% 1/1/26	30,000	33,224
Series 2020 B, 5% 6/1/37	55,000	64,110
Series 2020 E, 5% 6/1/45	15,000	17,421
Series 2021 A:
5% 8/1/39	50,000	59,112
5% 6/1/41	125,000	146,962
Series R, 5% 7/1/29	100,000	107,762
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	42,395
Series 2017 B, 3.5% 8/15/38	60,000	61,394
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	56,326
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	28,393
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	37,593
TOTAL WASHINGTON		3,604,846
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	74,139
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	91,958
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2016 A, 3% 6/1/33	30,000	30,231
Series 2018 A, 4.125% 1/1/47	60,000	62,415
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	75,347
TOTAL WEST VIRGINIA		334,090
Wisconsin - 1.3%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	58,235
Madison Gen. Oblig. Series 2020 A, 2% 10/1/29	435,000	421,007
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	43,489
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	43,999
5% 3/1/46	50,000	54,607
Wisconsin Ctr. District Tax Rev. Series 2020 D, 0% 12/15/45 (Assured Guaranty Muni. Corp. Insured)	625,000	253,981
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	45,368
Series 2016 2, 5% 11/1/29	70,000	77,955
Series 3, 5% 11/1/31	30,000	33,829
Series A:
4% 5/1/27	30,000	32,353
5% 5/1/30	125,000	139,102
5% 5/1/34	60,000	65,097
Series D, 5% 5/1/23	45,000	46,638
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	60,731
Series 2014 A, 5% 11/15/25	40,000	43,079
Series 2016 A:
3.5% 2/15/46	20,000	19,423
4% 11/15/39	40,000	41,575
Series 2017 A, 5% 4/1/28	35,000	39,516
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	132,318
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	22,438	22,273
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	10,887
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	27,594
TOTAL WISCONSIN		1,713,056
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	25,030
TOTAL MUNICIPAL BONDS (Cost $133,385,963)		126,535,309

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (e)(f) (Cost $1,810,985)	1,810,638	1,811,003

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $135,196,948)	128,346,312
NET OTHER ASSETS (LIABILITIES) - 0.4%	454,413
NET ASSETS - 100.0%	128,800,725

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	436,000	11,832,003	10,457,000	500	-	-	1,811,003	0.1%
Total	436,000	11,832,003	10,457,000	500	-	-	1,811,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.